Fair Value of Financial Instruments - Schedule of change sin the fair value of Level 3 liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Bridge Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0
Issuance of financial instruments carried at fair value	0
Liability recorded at fair value	77,033
Loss (gain) from changes in fair value	64
Settlement	(77,097)
Ending balance	0
Consent Fee Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Issuance of financial instruments carried at fair value	0
Liability recorded at fair value	2,715
Loss (gain) from changes in fair value	(251)
Settlement	(2,464)
Ending balance	0
Sponsor Shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Issuance of financial instruments carried at fair value	0
Liability recorded at fair value	17,659
Loss (gain) from changes in fair value	(12,927)
Settlement	0
Ending balance	4,732
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Issuance of financial instruments carried at fair value	0
Liability recorded at fair value	14,902
Loss (gain) from changes in fair value	(11,406)
Settlement	0
Ending balance	3,496
Class A Common Stock Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Issuance of financial instruments carried at fair value	18,800
Liability recorded at fair value	0
Loss (gain) from changes in fair value	19,529
Settlement	(38,329)
Ending balance	0
Preferred Stock Warrant Series B and C
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	558
Issuance of financial instruments carried at fair value
Liability recorded at fair value	0
Loss (gain) from changes in fair value	1,568
Settlement	(2,126)
Ending balance	$ 0